INCOME TAXES	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
INCOME TAXES

21.	INCOME TAXES

The tax effect (computed by applying the federal and provincial/state statutory rates in the jurisdictions the Company and its subsidiary operate) of the significant temporary differences, which comprise deferred income tax assets and liabilities, are as follows:

	2018	2017	2016
	$	$	$
Net income (loss) before taxes	(9,000,755)	(9,968,677)	(292,004)
Average tax rate	32%	26%	25%
Income tax expense (recovery)	(2,198,000)	(2,458,000)	(73,000)

Permanent differences and others	(303,048)	1,457,000	-
Effect of change in income tax rates	(37,000)	(6,000)	-
Temporary differences	57,000	-	-
Change in valuation allowance	2,168,000	902,000	73,000
Net deferred tax (recovery)	(313,048)	(105,000)	-

The significant components of deferred income tax assets and liabilities are as follows:

	2018	2017
	$	$
Non-capital loss carry forward	4,518,711	2,214,176
Capital assets	139,000	-
Intangible assets	(645,000)	(694,000)
Share issuance costs	14,000	19,000
Capital losses	4,000	-
Convertible debentures	(30,000)	-
Bonds payable	(27,000)	-
Deferred tax assets not recognized	(4,296,000)	(2,128,000)
Deferred tax asset (liability)	(322,289)	(588,824)

As at December 31, 2018, the Company has non-capital losses carried forward of approximately $16,298,000 ($9,039,000) including $13,638,000 (2017 - $7,765,000) in Canada, $940,000 (2017 -$201,000) in Argentina, $838,000 (2017 - $623,000) in Colombia, $582,000 (2017 - $Nil) in Mexico and $300,000 (2017 - $450,000) in the United States of America. These losses begin expiring in 2022.